Principal Audit Fees and Services - Schedule of Statutory Auditor Performed Additional Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Auditor Performed Additional Activities [Abstract]
Audit fees	$ 530	$ 408	$ 408
All other fees		236
Audit-related fees	141	16	40
Total expenses	$ 671	$ 660	$ 448